Cover	Mar. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	MUFG Americas Holdings Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15081
Entity Tax Identification Number	94-1234979
Entity Address, Address Line One	1251 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	782-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	false
Entity Central Index Key	0001011659
Amendment Flag	false